Estimated Future Intangible Asset Amortization Expense (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
2016		$ 76,580
2017		42,591
Total estimated amortization expense	$ 56,113	$ 119,171	$ 216,580